Investments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value of Available-for-Sale Securities
At December 31, 2017 and 2016, the amortized cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale securities are as shown in the following tables:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
2017:
Fixed-maturity securities, available-for-sale:
U.S. government	$77,857	253	450	77,660
States and political subdivisions	10,502	503	—	11,005
Foreign government	2,984	—	51	2,933
Corporate securities	615,077	28,056	2,258	640,875
Mortgage-backed securities	259,748	1,825	2,823	258,750
Total fixed-maturity securities, available-for-sale	$966,168	30,637	5,582	991,223

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
2016:
Fixed-maturity securities, available-for-sale:
U.S. government	$48,676	644	103	49,217
States and political subdivisions	10,546	285	187	10,644
Corporate securities	491,518	21,500	3,739	509,279
Mortgage-backed securities	184,217	1,732	3,558	182,391
Total fixed-maturity securities, available-for-sale	$734,957	24,161	7,587	751,531

Net Unrealized Gains on Available-for-Sale Securities
The net unrealized gains (losses) on available-for-sale securities consist of the following at December 31:

	2017	2016	2015
Fixed-maturity securities, available-for-sale:	$25,055	16,574	13,608
Adjustments for:
Shadow adjustments	(5,704)	(5,501)	(5,916)
Deferred taxes	(6,344)	(3,876)	(2,692)
Net unrealized gains (losses)	$13,007	7,197	5,000

Amortized Cost and Fair Value of Fixed Maturity Securities, by Contractual Maturity
The amortized cost and fair value of available-for-sale fixed-maturity securities at December 31, 2017, by contractual maturity, are shown below:

	Amortized cost	Fair value
Fixed-maturity securities, available-for-sale:
Due in one year or less	$39,718	40,248
Due after one year through five years	283,071	287,678
Due after five years through ten years	238,451	240,552
Due after ten years	140,938	159,567
Structured securities	263,990	263,178
Total fixed-maturity securities, available-for-sale	$966,168	991,223

Unrealized Losses on Available-For-Sale Securities and Related Fair Value
unrealized losses on available-for-sale securities that have been in a continuous loss position for the respective years ended December 31 are shown below:

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2017:
Fixed-maturity securities, available-for-sale:
U.S. government	$34,218	400	1,986	50	36,204	450
Foreign government	2,933	51	—	—	2,933	51
Corporate securities	116,272	1,035	41,688	1,223	157,960	2,258
Mortgage-backed securities	90,852	677	54,608	2,146	145,460	2,823
Total temporarily impaired securities	$244,275	2,163	98,282	3,419	342,557	5,582

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2016:
Fixed-maturity securities, available-for-sale:
U.S. government	$11,713	103	—	—	11,713	103
States and political subdivisions	4,286	187	—	—	4,286	187
Corporate securities	132,387	3,313	7,253	426	139,640	3,739
Mortgage-backed securities	102,435	3,483	1,622	75	104,057	3,558
Total temporarily impaired securities	$250,821	7,086	8,875	501	259,696	7,587

Cumulative Credit Impairments on Fixed-maturity Securities
The following table presents a rollforward of the Company’s cumulative credit impairments on fixed-maturity securities held at December 31:

	2017	2016
Balance as of January 1	$—	—
Additions for credit impairments recognized on:
Securities not previously impaired	257	387
Reductions for credit impairments previously on:
Securities that matured, were sold, or were liquidated during the period	(257)	(387)
Balance as of December 31	$—	—

Gross and Net Realized Investment Gains (Losses)
Gross and net realized investment gains (losses) for the years ended December 31 are summarized as follows:

	2017	2016	2015
Available-for-sale:
Fixed-maturity securities:
Gross gains on sales and exchanges	$52	1,130	895
Gross losses on sales and exchanges	(167)	(949)	(133)
OTTI	(257)	(387)	(184)
Net gains (losses) on available-for-sale securities	(372)	(206)	578
Other	49	1	5
Net realized investment gains (losses)	$(323)	(205)	583

Proceeds from Sale of Fixed-Maturity Securities
Proceeds from sales of available-for-sale securities for the years ended December 31 are presented in the following table:

	2017	2016	2015
Available-for-sale securities:
Fixed-maturity	$16,917	59,031	54,740

Interest and Similar Income, Net
Major categories of Interest and similar income, net, for the respective years ended December 31 are shown below:

	2017	2016	2015
Interest and similar income:
Available-for-sale fixed-maturity securities	$31,442	30,189	27,699
Trading securities	34	16	24
Policy loans	22	22	18
Short-term securities and cash and cash equivalents	631	165	24
Total	32,129	30,392	27,765
Less: Investment expenses	847	834	378
Total interest and similar income, net	$31,282	29,558	27,387

Carrying Amount and Maximum Exposure to Loss Relating to the VIEs
The carrying amount and maximum exposure to loss relating to VIEs in which the Company is not deemed to be the primary beneficiary as of December 31were as follows:

	2017		2016
	Carrying amount	Maximum exposure to loss (1)	Carrying amount	Maximum exposure to loss (1)
Fixed-maturity securities, available-for-sale:
Corporate securities	$4,428	4,428	5,700	5,700
Mortgage-backed securities	258,750	258,750	182,391	182,391
Total fixed-maturity securities, available-for-sale	$263,178	263,178	188,091	188,091

(1) The maximum exposure to loss is equal to the carrying amount for Fixed-maturity securities, available-for-sale.